TO WHOM IT MAY CONCERN:

The following N-Q Filings were filed under DWS INVESTMENTS TRUST - CIK:
0000912035 in error. They should have been filed under DWS ADVISOR FUNDS (CIK 0000797657). New filings have been made under the correct Registrant on 10/3/06. The below series were series of DWS Investments Trust until 7/10/06 when they became series of DWS Advisor Funds.


PLEASE DISREGARD THE FOLLOWING N-Q FILINGS:


SERIES NAME:                        DWS SHORT TERM MUNICIPAL BOND FUND
ACCESSION NUMBER:          0000088053-06-001188
DATE OF SUBMISSION:                 09/27/06


SERIES NAME:                        DWS CORE FIXED INCOME FUND
ACCESSION NUMBER:          0000088053-06-001189
DATE OF SUBMISSION:                 09/27/06


SERIES NAME:                        DWS HIGH INCOME PLUS FUND
ACCESSION NUMBER:          0000088053-06-001191
DATE OF SUBMISSION:                 09/27/06


SERIES NAME:                        DWS INTERNATIONAL SELECT EQUITY FUND
ACCESSION NUMBER:          0000088053-06-001205
DATE OF SUBMISSION:                 09/27/06



/s/Linda DiSola

Linda DiSola
Edgar Manager
Deutsche Asseet Management